COMMON STOCK	6 Months Ended
Nov. 30, 2018
Stockholders' Equity Note [Abstract]
COMMON STOCK

NOTE 5 – COMMON STOCK

In November 2017, the Company issued a total of 14,400,000 restricted shares of common stocks to six marketers at price of $0.00923 per share as payment for market promotion service fees.